Derivative Instruments (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Dec. 31, 2013 NOK
Derivative Instruments [Abstract]
Outstanding forward exchange contracts	$ 29,987	$ 43,790		116,942	125,898	49,065
Gain recognized in other comprehensive Income	$ 100	$ 314	$ 208
Forward exchange contract remaining maturity	1 year	1 year